FAIR VALUE MEASUREMENT - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
First Quarter Acquisitions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration related to 2017 acquisitions	$ 1,000	$ 30,000
Fourth Quarter Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration related to 2017 acquisitions		$ 2,233
Percent of contractual amount of acquisitions recognized	51.00%	51.00%